Subsequent Events (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands												1 Months Ended		12 Months Ended
	Apr. 22, 2025 USD ($)	Apr. 16, 2025 USD ($) $ / shares	Mar. 31, 2025 ILS (₪)	Mar. 25, 2025 USD ($) $ / shares	Mar. 20, 2025 USD ($) $ / shares	Mar. 20, 2025 ILS (₪) ₪ / shares	Mar. 11, 2025 USD ($) $ / shares	Mar. 10, 2025	Feb. 04, 2025 USD ($)	Feb. 04, 2025 ILS (₪)	Jan. 08, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) ₪ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 28, 2025 USD ($)	Apr. 28, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 18, 2025 USD ($)	Mar. 18, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 ILS (₪)	Jul. 03, 2024	Mar. 31, 2024 USD ($)	Mar. 31, 2024 ILS (₪)	May 30, 2023 USD ($)	May 30, 2023 ILS (₪)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 ILS (₪)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 ILS (₪)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 ILS (₪)
Subsequent Events [Line Items]
Percentage of share capital														30.00%	30.00%								30.00%			40.00%
Cash dividend | (per share)														$ 0.22	₪ 0.82
Dividend paid																								$ 9,466	₪ 35,572		$ 9,614	₪ 35,265	$ 9,605	₪ 35,265	$ 9,571	₪ 33,086	$ 12,018	₪ 39,213	$ 11,932	₪ 38,694	$ 10,155	₪ 33,036
Revenues														$ 2,757,511		$ 2,620,903	$ 2,572,357
Board of Directors [Member]
Subsequent Events [Line Items]
Dividend paid														$ 14,282	₪ 14,282								₪ 52,088
Subsequent Events [Member]
Subsequent Events [Line Items]
Percentage of share capital									70.00%	70.00%										60.00%
Consideration amount | ₪			₪ 28,200							₪ 45,500
Percentage of subsidiary								100.00%
Percentage of issued and outstanding share capital								31.125%
Percentage of holding shares								68.875%
Percentage of net profit								75.00%
Total cash																				$ 10,884
Cash dividend | $ / shares		$ 0.66		$ 0.36			$ 0.327
Dividend paid		$ 36,885		$ 20,119			$ 16,055				$ 27,642,000										$ 1,371	₪ 5,000
Percentage of profit											75.00%
Per share of cash dividend | (per share)					$ 0.94	₪ 3.45
Aggregate amount					$ 14,504	₪ 52,898
Percentage of remaining shares			7732.00%
Revenues	$ 8,000
Cash consideration	$ 22,000											$ 13,820	₪ 50,400
Cash transaction																		$ 55,900	€ 43,000
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Percentage of exchange ratio								31.125%
Percentage of valuation ratio								31.125%
Percentage of ownership												68.15%	68.15%
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Percentage of exchange ratio								68.875%
Percentage of valuation ratio								68.875%
Percentage of ownership												79.32%	79.32%
Subsequent Events [Member] | Sapiens [Member]
Subsequent Events [Line Items]
Percentage of share capital																				100.00%
Total cash																				$ 6,485
Subsequent Events [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Cash dividend | $ / shares				$ 0.3
Dividend paid				$ 16,766
Subsequent Events [Member]
Subsequent Events [Line Items]
Consideration amount									$ 12,476